Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 3,424,779	$ 4,455,751	$ 394,398
Accounts receivable	301,193	10,908	26,311
Accounts receivable - related party	0	39,625	564
Inventory, net	88,481	69,787	47,432
Other receivables	2,151
Prepaid expenses	29,473	115,833	8,280
Total Current Assets	3,846,077	4,691,904	476,985
Property and equipment, net	4,734,639	4,578,135	6,336
Operating lease right of use assets	172,112
Other Assets
Deposits	6,630	7,872	7,210
Goodwill	307,572
Total Assets	9,067,031	9,277,911	490,531
Current Liabilities:
Accounts payable and accrued liabilities	252,577	163,661	449,256
Accounts payable - related party	0	4,921	0
Other payable	0	7,210	0
Customer deposit	113,723	36,184	31,734
Taxes payable		0	800
Current maturing operating leases	52,486
Promissory note - short term	50,000
Total Current Liabilities	468,786	211,976	481,790
Non-current Liabilities:
Convertible promissory note, net	0	0	81,342
Noncurrent operating leases	130,921
Total Liabilities	599,707	211,976	563,132
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized;	40,959	40,907	34,575
Additional paid-in capital	13,343,659	12,956,486	1,871,618
Shares to be issued, common shares	23,491	72,000	0
Accumulated deficit	(4,940,785)	(4,003,458)	(1,978,794)
Total Stockholders' Equity	8,467,324	9,065,935	(72,601)
Total Liabilities and Stockholders' Equity	$ 9,067,031	$ 9,277,911	$ 490,531